Quarterly Holdings Report
for
Fidelity® Low-Priced Stock K6 Fund
April 30, 2024
LPSK6-NPRT3-0624
1.9883997.106
Common Stocks - 98.2%
	Shares	Value ($)
COMMUNICATION SERVICES - 1.2%
Diversified Telecommunication Services - 0.0%
AT&T, Inc.	48,382	817,172
Liberty Latin America Ltd. Class C (a)	39,526	298,026
		1,115,198
Entertainment - 0.3%
GungHo Online Entertainment, Inc.	61,853	909,333
International Games Systems Co. Ltd.	129,400	3,950,177
Warner Bros Discovery, Inc. (a)	898,551	6,613,335
		11,472,845
Interactive Media & Services - 0.2%
Cars.com, Inc. (a)	378,588	6,326,205
JOYY, Inc. ADR	25,903	844,956
New Work SE	4,476	284,697
		7,455,858
Media - 0.7%
Comcast Corp. Class A	264,973	10,098,121
Nexstar Media Group, Inc. Class A	23,771	3,804,786
Pico Far East Holdings Ltd.	2,607,227	542,816
Reach PLC	699,680	643,474
RKB Mainichi Broadcasting Corp.	3,518	114,692
Thryv Holdings, Inc. (a)	52,742	1,213,593
Trenders, Inc. (b)	18,575	133,460
WPP PLC	789,017	7,908,447
		24,459,389
TOTAL COMMUNICATION SERVICES		44,503,290
CONSUMER DISCRETIONARY - 14.7%
Automobile Components - 1.6%
Adient PLC (a)	472,992	14,128,271
ASTI Corp.	2,824	57,936
Brembo N.V.	126,636	1,617,967
Cie Automotive SA	204,303	5,429,001
DaikyoNishikawa Corp.	61,249	281,215
Gentex Corp.	62,673	2,149,684
GUD Holdings Ltd.	11,800	77,488
Hi-Lex Corp.	502	4,918
LCI Industries	160,613	16,700,540
Lear Corp.	93,791	11,805,473
Motonic Corp.	147,704	876,138
Patrick Industries, Inc.	25,563	2,671,078
PT Selamat Sempurna Tbk	7,026,500	778,363
SNT Holdings Co. Ltd.	126,832	2,061,104
Yutaka Giken Co. Ltd.	55,440	868,871
		59,508,047
Automobiles - 0.7%
General Motors Co.	212,654	9,469,483
Harley-Davidson, Inc.	346,525	11,916,995
Isuzu Motors Ltd.	173,901	2,203,822
Kabe Husvagnar AB (B Shares)	40,555	1,225,438
		24,815,738
Broadline Retail - 2.0%
ASKUL Corp.	418,616	6,322,060
B&M European Value Retail SA	1,133,426	7,350,454
Big Lots, Inc. (b)	148,987	524,434
eBay, Inc.	95,585	4,926,451
Europris ASA (c)	376,896	2,381,789
Gwangju Shinsegae Co. Ltd.	40,797	915,410
Kohl's Corp. (b)	328,308	7,859,694
Macy's, Inc.	164,467	3,031,127
Max Stock Ltd.	180,236	413,734
Next PLC	297,584	33,495,896
Rusta AB	579,807	3,982,740
Vipshop Holdings Ltd. ADR	145,969	2,195,374
		73,399,163
Distributors - 0.5%
Arata Corp.	134,735	2,985,189
Autohellas SA	23,567	323,941
Central Automotive Products Ltd.	33,470	1,225,172
Inchcape PLC	883,949	8,836,308
PALTAC Corp.	178,973	5,416,968
		18,787,578
Diversified Consumer Services - 0.4%
Aucnet, Inc.	27,531	453,108
Cross-Harbour Holdings Ltd.	265,579	247,420
Frontdoor, Inc. (a)	74,940	2,299,909
Gakkyusha Co. Ltd.	24,733	341,140
H&R Block, Inc.	155,489	7,343,745
JP-Holdings, Inc.	114,686	329,561
Laureate Education, Inc. Class A	73,403	1,064,344
ME Group International PLC	975,494	1,947,848
Step Co. Ltd.	10,420	131,430
		14,158,505
Hotels, Restaurants & Leisure - 0.5%
Betsson AB (B Shares)	467,398	5,195,479
Brinker International, Inc. (a)	102,848	5,512,653
Hollywood Bowl Group PLC	474,404	2,024,383
Ibersol SGPS SA (b)	173,668	1,301,076
J.D. Wetherspoon PLC (a)	235,538	2,132,323
MTY Food Group, Inc.	86,784	3,114,175
		19,280,089
Household Durables - 3.1%
Barratt Developments PLC	2,629,343	14,939,148
Bellway PLC	511,790	16,179,532
Chervon Holdings Ltd.	1,619,325	3,932,631
Cuckoo Holdings Co. Ltd.	76,940	1,085,936
D.R. Horton, Inc.	33,869	4,825,994
Emak SpA	481,832	586,201
First Juken Co. Ltd. (b)	152,505	1,035,588
FJ Next Co. Ltd.	148,798	1,286,187
Gree Electric Appliances, Inc. of Zhuhai (A Shares)	1,165,646	6,762,589
Helen of Troy Ltd. (a)	188,037	17,432,910
JM AB (B Shares)	201,138	3,456,820
Open House Group Co. Ltd.	79,990	2,432,515
Pressance Corp. (b)	392,363	4,546,765
Tempur Sealy International, Inc.	214,379	10,731,813
Token Corp. (b)	35,275	2,420,468
TopBuild Corp. (a)	13,516	5,469,520
Vistry Group PLC	1,284,098	19,222,445
ZAGG, Inc. rights (a)(d)	384	0
		116,347,062
Leisure Products - 0.3%
BRP, Inc.	51,600	3,471,610
Brunswick Corp.	82,914	6,686,185
Roland Corp.	49,097	1,334,691
		11,492,486
Specialty Retail - 3.6%
Academy Sports & Outdoors, Inc.	175,494	10,231,300
Advance Auto Parts, Inc.	65,423	4,774,571
Arcland Sakamoto Co. Ltd.	140,442	1,728,878
AutoZone, Inc. (a)	6,941	20,520,372
BHG Group AB (a)	560,190	708,599
BMTC Group, Inc.	322,739	3,373,562
Buffalo Co. Ltd.	2,177	18,002
Dick's Sporting Goods, Inc.	58,755	11,806,230
Foot Locker, Inc.	223,919	4,668,711
Formosa Optical Technology Co. Ltd.	161,000	511,635
Fuji Corp.	62,360	724,331
Goldlion Holdings Ltd.	3,287,042	426,668
Hallenstein Glassons Holding Ltd.	23,011	81,243
Hamee Corp. (b)	77,387	570,084
Handsman Co. Ltd.	41,661	251,780
IA Group Corp.	9,100	204,651
JD Sports Fashion PLC	7,228,989	10,442,129
Jumbo SA	969,557	30,192,874
K's Holdings Corp.	71,187	683,341
Kid ASA (c)	8,197	108,767
Ku Holdings Co. Ltd.	3,063	22,410
Leon's Furniture Ltd.	38,498	633,966
Maisons du Monde SA (c)	109,618	526,429
Mr. Bricolage SA (a)	76,020	710,686
Nafco Co. Ltd.	251,231	4,592,105
Pets At Home Group PLC	993,679	3,628,106
Pinewood Technologies Group PLC	685,324	2,851,634
Sally Beauty Holdings, Inc. (a)	1,041,526	11,300,557
Sportsman's Warehouse Holdings, Inc. (a)	355,141	1,136,451
Syuppin Co. Ltd.	37,178	272,224
The Hour Glass Ltd.	235,639	273,987
Valvoline, Inc. (a)	1,263	53,703
WH Smith PLC	245,383	3,363,603
Williams-Sonoma, Inc.	17,363	4,979,361
		136,372,950
Textiles, Apparel & Luxury Goods - 2.0%
Best Pacific International Holdings Ltd.	5,050,426	1,334,442
Crocs, Inc. (a)	6,438	800,694
Deckers Outdoor Corp. (a)	553	452,614
Dr. Martens Ltd.	251,934	239,251
Embry Holdings Ltd. (a)	211,535	9,432
Gildan Activewear, Inc.	420,979	14,592,756
Handsome Co. Ltd.	187,090	2,641,617
Kontoor Brands, Inc.	175,171	10,871,112
Levi Strauss & Co. Class A	507,345	10,765,861
PVH Corp.	115,804	12,599,475
Sun Hing Vision Group Holdings Ltd.	1,737,139	143,636
Texwinca Holdings Ltd.	3,647,740	361,820
VF Corp.	485,375	6,047,773
Victory City International Holdings Ltd. (a)(d)	4,590,144	170,164
Wolverine World Wide, Inc.	730,752	7,848,276
Youngone Corp.	39,664	1,094,547
Youngone Holdings Co. Ltd.	103,285	6,328,617
		76,302,087
TOTAL CONSUMER DISCRETIONARY		550,463,705
CONSUMER STAPLES - 6.7%
Beverages - 0.5%
A.G. Barr PLC	302,937	2,161,434
Britvic PLC	842,215	9,308,387
Primo Water Corp.	412,006	7,774,553
Viva Wine Group AB	335,200	1,113,237
		20,357,611
Consumer Staples Distribution & Retail - 4.5%
Acomo NV	16,892	314,754
Alimentation Couche-Tard, Inc. Class A (multi-vtg.)	343,055	19,013,617
Atacadao SA	1,514,000	3,256,823
Belc Co. Ltd.	149,576	7,138,263
BJ's Wholesale Club Holdings, Inc. (a)	183,873	13,731,636
Corporativo Fragua S.A.B. de CV	33,609	1,506,747
Cosmos Pharmaceutical Corp.	128,038	11,778,742
Create SD Holdings Co. Ltd.	431,729	9,330,223
Eurocash SA (b)	221,358	746,518
G-7 Holdings, Inc.	192,856	1,705,592
Genky DrugStores Co. Ltd. (b)	150,103	5,502,287
Halows Co. Ltd.	175,025	5,131,074
MARR SpA	1,869	24,095
MARR SpA	9,186	118,424
Metro, Inc.	1,098,438	56,188,577
North West Co., Inc.	9,336	264,621
Performance Food Group Co. (a)	12,201	828,204
Sprouts Farmers Market LLC (a)	381,451	25,187,210
Tsuruha Holdings, Inc.	19,373	1,222,900
YAKUODO Holdings Co. Ltd.	19,379	352,047
Yaoko Co. Ltd.	107,154	5,793,008
		169,135,362
Food Products - 1.2%
Armanino Foods of Distinction	164,010	926,657
Axyz Co. Ltd.	2,476	49,261
Carr's Group PLC (b)	689,342	1,162,846
Century Pacific Food, Inc.	2,786,609	1,829,857
Delfi Ltd.	382,610	254,348
Food Empire Holdings Ltd.	2,801,748	2,623,420
Gruma S.A.B. de CV Series B	61,240	1,202,797
Inghams Group Ltd.	715,885	1,694,416
Ingredion, Inc.	37,674	4,317,064
Lamb Weston Holdings, Inc.	159,403	13,284,646
Nomad Foods Ltd.	74,260	1,341,136
Ottogi Corp.	10,773	3,229,413
Pacific Andes International Holdings Ltd. (a)(d)	3,104,000	4
Pacific Andes Resources Development Ltd. (a)(d)	1,379,862	10
Pickles Holdings Co. Ltd.	43,925	329,328
Rocky Mountain Chocolate Factory, Inc. (a)	68,732	250,872
S Foods, Inc.	116,471	2,248,441
Sunjin Co. Ltd.	176,715	925,150
Sunjuice Holdings Co. Ltd.	22,000	145,360
Tate & Lyle PLC	881,681	7,260,233
		43,075,259
Household Products - 0.0%
Transaction Co. Ltd.	66,852	757,544
Personal Care Products - 0.3%
Edgewell Personal Care Co.	18,452	694,164
Hengan International Group Co. Ltd.	1,482,615	4,977,392
Sarantis SA	467,009	5,930,865
TCI Co. Ltd.	41,000	181,029
		11,783,450
Tobacco - 0.2%
KT&G Corp.	62,680	4,027,529
Scandinavian Tobacco Group A/S (c)	130,953	2,113,566
		6,141,095
TOTAL CONSUMER STAPLES		251,250,321
ENERGY - 9.2%
Energy Equipment & Services - 0.5%
Cactus, Inc.	185,930	9,229,565
John Wood Group PLC (a)	2,353,833	4,364,788
PHX Energy Services Corp.	148,564	966,937
Total Energy Services, Inc.	161,962	1,138,846
Vallourec SA (a)	46,866	813,500
		16,513,636
Oil, Gas & Consumable Fuels - 8.7%
Antero Resources Corp. (a)	697,884	23,735,035
Berry Corp.	556,409	4,723,912
Cenovus Energy, Inc. (Canada)	1,366,406	28,069,561
China Petroleum & Chemical Corp. (H Shares)	12,131,019	7,241,029
Chord Energy Corp.	209,788	37,128,280
Civitas Resources, Inc.	257,411	18,523,296
CNX Resources Corp. (a)	215,880	5,077,498
Diamondback Energy, Inc.	65,483	13,170,596
Energy Transfer LP	95,566	1,503,253
Enterprise Products Partners LP	244,626	6,869,098
INPEX Corp.	26,545	397,639
Iwatani Corp.	12,169	690,986
NACCO Industries, Inc. Class A	20,635	568,288
Northern Oil & Gas, Inc.	232,388	9,479,107
Oil & Natural Gas Corp. Ltd.	2,487,169	8,393,688
Oil India Ltd.	1,089,200	8,051,043
Ovintiv, Inc.	782,848	40,175,759
Parkland Corp.	136,698	4,211,210
Petronet LNG Ltd.	1,973,300	7,322,415
Range Resources Corp.	786,309	28,236,356
Scorpio Tankers, Inc.	9,573	673,556
Shell PLC (London)	114,458	4,068,824
Southwestern Energy Co. (a)	1,921,282	14,390,402
TotalEnergies SE sponsored ADR (b)	716,630	51,934,176
Unit Corp.	19,960	769,458
		325,404,465
TOTAL ENERGY		341,918,101
FINANCIALS - 16.6%
Banks - 6.7%
ACNB Corp. (b)	55,834	1,816,838
AIB Group PLC	806,749	4,189,444
Associated Banc-Corp.	638,828	13,460,106
Bank of Ireland Group PLC	454,480	4,872,037
Bar Harbor Bankshares	82,611	2,071,884
Cadence Bank	571,950	15,825,857
Camden National Corp.	42,209	1,317,765
Central Pacific Financial Corp.	18,296	364,822
Citigroup, Inc.	130,288	7,990,563
Community Trust Bancorp, Inc.	13,734	576,965
East West Bancorp, Inc.	111,631	8,315,393
Eurobank Ergasias Services and Holdings SA (a)	1,747,274	3,748,029
First Bancorp, Puerto Rico	370,027	6,382,966
First Foundation, Inc.	2,917	15,985
FNB Corp., Pennsylvania	866,495	11,559,043
Greene County Bancorp, Inc.	3,683	108,354
Intercorp Financial Services, Inc.	78,338	1,670,166
KeyCorp	557,727	8,081,464
National Bank of Greece SA (a)	414,166	3,341,505
Nicolet Bankshares, Inc.	30,011	2,296,742
Oak Valley Bancorp Oakdale California	15,868	383,212
OFG Bancorp	12,109	437,256
Plumas Bancorp	24,110	847,708
QCR Holdings, Inc.	75,269	4,136,784
Southern Missouri Bancorp, Inc.	37,401	1,499,780
Spar Nord Bank A/S	28,307	502,235
Sparebank 1 Oestlandet	295,154	3,560,394
Sparebank 1 Sr Bank ASA (primary capital certificate)	172,052	2,087,826
Sparebanken Nord-Norge	313,821	2,835,788
Synovus Financial Corp.	485,866	17,389,144
The First Bancorp, Inc.	22,559	498,103
U.S. Bancorp	295,156	11,992,188
Union Bankshares, Inc.	15,990	418,938
United Community Bank, Inc.	461,742	11,649,751
Unity Bancorp, Inc. (b)	14,511	390,636
Washington Trust Bancorp, Inc.	97,273	2,476,571
Webster Financial Corp.	185,735	8,140,765
Wells Fargo & Co.	1,164,366	69,070,177
West Bancorp., Inc.	78,697	1,279,613
Wintrust Financial Corp.	130,538	12,615,192
		250,217,989
Capital Markets - 2.5%
ABG Sundal Collier ASA	713,890	372,738
Antin Infrastructure Partners SA	131,262	1,680,994
Azimut Holding SpA	14,623	386,552
Banca Generali SpA	43,545	1,711,070
Bank of New York Mellon Corp.	14,211	802,779
DWS Group GmbH & Co. KGaA (c)	19,516	825,601
Federated Hermes, Inc.	350,822	11,524,503
Korea Ratings Corp.	10,600	648,466
Lazard, Inc. Class A	370,431	14,261,594
LPL Financial	39,789	10,708,414
Patria Investments Ltd.	7,985	106,999
Rathbone Brothers PLC	331,826	6,791,691
Raymond James Financial, Inc.	222,391	27,131,702
SEI Investments Co.	1,006	66,346
Stifel Financial Corp.	152,668	12,201,227
Van Lanschot Kempen NV (Bearer)	117,569	4,184,412
Vontobel Holdings AG	28,510	1,606,547
		95,011,635
Consumer Finance - 0.9%
Aeon Credit Service (Asia) Co. Ltd.	1,972,009	1,429,631
Discover Financial Services	170,884	21,656,129
OneMain Holdings, Inc.	165,220	8,609,614
		31,695,374
Financial Services - 1.7%
ASAX Co. Ltd.	1,936	9,245
Corpay, Inc. (a)	77,796	23,505,283
Enact Holdings, Inc.	27,723	824,205
Essent Group Ltd.	229,712	12,167,845
EVERTEC, Inc.	199,455	7,485,546
Far East Horizon Ltd.	445,396	330,621
Federal Agricultural Mortgage Corp.:
Class A (multi-vtg.)	630	92,938
Class C (non-vtg.)	44,546	8,291,347
Fuyo General Lease Co. Ltd.	16,067	1,377,899
Nice Information & Telecom, Inc.	46,280	746,453
Tokyo Century Corp.	75,409	750,571
Zenkoku Hosho Co. Ltd.	209,503	7,356,061
		62,938,014
Insurance - 4.8%
American Financial Group, Inc.	104,507	13,350,769
ASR Nederland NV	260,267	13,046,244
Db Insurance Co. Ltd.	42,640	2,982,605
Direct Line Insurance Group PLC	6,843,769	15,888,932
First American Financial Corp.	100,215	5,368,518
Grupo Catalana Occidente SA	51,392	1,990,893
Hartford Financial Services Group, Inc.	82,438	7,987,418
Hiscox Ltd.	40,878	628,273
National Western Life Group, Inc.	748	365,637
NN Group NV	140,550	6,502,282
Primerica, Inc.	56,534	11,977,293
Qualitas Controladora S.A.B. de CV	114,136	1,492,564
Reinsurance Group of America, Inc.	190,494	35,620,473
Selective Insurance Group, Inc.	144,072	14,644,919
Stewart Information Services Corp.	70,699	4,384,045
Talanx AG	34,236	2,583,142
The Travelers Companies, Inc.	3,120	661,939
Unum Group	814,759	41,308,281
		180,784,227
TOTAL FINANCIALS		620,647,239
HEALTH CARE - 11.0%
Biotechnology - 0.4%
Essex Bio-Technology Ltd.	1,327,782	388,928
Gilead Sciences, Inc.	185,002	12,062,130
Regeneron Pharmaceuticals, Inc. (a)	753	670,667
United Therapeutics Corp. (a)	11,342	2,657,771
		15,779,496
Health Care Equipment & Supplies - 0.8%
Dentsply Sirona, Inc.	285,717	8,574,367
Embecta Corp.	270,264	2,737,774
Fukuda Denshi Co. Ltd.	198,781	8,242,658
InBody Co. Ltd.	85,500	1,828,753
Interojo Co. Ltd. (d)	15,800	283,857
Nakanishi, Inc.	49,095	754,194
Prim SA	124,558	1,349,222
Techno Medica Co. Ltd.	3,134	34,611
Utah Medical Products, Inc.	32,494	2,151,103
Value Added Technology Co. Ltd.	63,387	1,341,571
Vieworks Co. Ltd.	43,800	866,006
Zimmer Biomet Holdings, Inc.	3,843	462,236
		28,626,352
Health Care Providers & Services - 8.3%
Centene Corp. (a)	384,108	28,062,930
Ci Medical Co. Ltd.	13,779	349,353
Cigna Group	122,127	43,604,224
CVS Health Corp.	139,511	9,446,290
Elevance Health, Inc.	122,612	64,810,251
Henry Schein, Inc. (a)	141,003	9,768,688
Hi-Clearance, Inc.	194,882	834,354
Humana, Inc.	56,669	17,119,138
Laboratory Corp. of America Holdings	84,438	17,003,280
Medica Sur SA de CV	145,062	343,798
Quest Diagnostics, Inc.	56,056	7,745,818
Select Medical Holdings Corp.	16,024	454,601
Ship Healthcare Holdings, Inc.	176,567	2,626,949
Sinopharm Group Co. Ltd. (H Shares)	5,359,774	13,535,370
UnitedHealth Group, Inc.	117,529	56,848,777
Universal Health Services, Inc. Class B	206,322	35,163,458
WIN-Partners Co. Ltd. (b)	307,332	2,297,879
		310,015,158
Health Care Technology - 0.0%
Software Service, Inc.	6,015	514,869
Life Sciences Tools & Services - 0.5%
ICON PLC (a)	68,197	20,314,522
Pharmaceuticals - 1.0%
China Medical System Holdings Ltd.	1,475,817	1,317,683
Consun Pharmaceutical Group Ltd.	492,964	367,604
Dai Han Pharmaceutical Co. Ltd.	50,300	1,029,964
Dawnrays Pharmaceutical Holdings Ltd.	8,022,690	1,208,632
DongKook Pharmaceutical Co. Ltd.	196,180	2,321,936
Faes Farma SA	384,407	1,396,864
Genomma Lab Internacional SA de CV	277,645	270,826
Granules India Ltd.	73,527	372,585
Huons Co. Ltd.	78,866	1,953,788
Hypera SA (a)	725,300	4,123,340
Jazz Pharmaceuticals PLC (a)	2,540	281,305
Korea United Pharm, Inc.	4,980	88,163
Kwang Dong Pharmaceutical Co. Ltd.	450,892	2,215,345
Recordati SpA	78,172	4,175,429
Sanofi SA	153,520	15,166,704
Sanofi SA sponsored ADR	11,032	543,105
Syngen Biotech Co. Ltd.	35,000	160,963
		36,994,236
TOTAL HEALTH CARE		412,244,633
INDUSTRIALS - 16.8%
Aerospace & Defense - 0.8%
Cadre Holdings, Inc.	184,578	6,155,676
Huntington Ingalls Industries, Inc.	65,179	18,050,020
Leonardo DRS, Inc. (a)	54,877	1,180,953
Rheinmetall AG	3,383	1,867,267
V2X, Inc. (a)	58,372	2,835,712
		30,089,628
Air Freight & Logistics - 0.4%
AIT Corp.	20,387	231,273
Compania de Distribucion Integral Logista Holdings SA	160,712	4,383,843
Hamakyorex Co. Ltd.	154,888	3,818,488
SENKO Co. Ltd.	62,041	454,676
Sinotrans Ltd. (H Shares)	4,470,606	2,143,062
Trancom Co. Ltd.	75,621	2,749,743
		13,781,085
Building Products - 0.9%
Builders FirstSource, Inc. (a)	38,305	7,002,920
Hayward Holdings, Inc. (a)	1,318,411	17,904,021
Inwido AB	1,800	22,328
Janus International Group, Inc. (a)	229,471	3,306,677
Kondotec, Inc.	198,994	1,611,321
Nihon Dengi Co. Ltd.	38,459	1,426,081
Nihon Flush Co. Ltd.	139,841	808,486
Sekisui Jushi Corp.	16,464	269,087
		32,350,921
Commercial Services & Supplies - 1.3%
Aeon Delight Co. Ltd.	24,734	585,015
AJIS Co. Ltd.	89,041	1,422,084
Brady Corp. Class A	48,080	2,836,720
Civeo Corp.	138,438	3,214,530
CoreCivic, Inc. (a)	462,258	6,887,644
CTS Co. Ltd.	41,050	192,346
Fursys, Inc.	14,599	396,908
Lion Rock Group Ltd.	1,872,920	326,379
Mitie Group PLC	5,897,602	8,622,138
Pilot Corp.	578	15,470
Prestige International, Inc.	345,848	1,476,966
Prosegur Compania de Seguridad SA (Reg.)	36,033	63,757
S1 Corp.	68,444	2,939,743
Societe BIC SA	5,144	362,319
Takkt AG	191,728	2,668,142
The GEO Group, Inc. (a)	182,203	2,707,537
VSE Corp.	156,040	12,182,043
		46,899,741
Construction & Engineering - 1.1%
Boustead Singapore Ltd.	719,010	502,344
Bowman Consulting Group Ltd. (a)	62,279	2,023,445
Dai-Dan Co. Ltd.	24,647	436,765
Daiichi Kensetsu Corp.	123,863	1,399,732
EMCOR Group, Inc.	61,762	22,059,534
Fuji Furukawa Engineering & Construction Co. Ltd.	1,766	70,843
Geumhwa PSC Co. Ltd.	19,651	397,686
Mirait One Corp.	39,939	487,655
Nippon Rietec Co. Ltd.	34,076	283,949
Norconsult A/S	14,942	37,730
Primoris Services Corp.	122,309	5,699,599
Raiznext Corp.	450,735	5,794,233
Shinnihon Corp.	88,809	891,423
Sinopec Engineering Group Co. Ltd. (H Shares)	10,358	6,672
United Integrated Services Co.	32,200	387,818
		40,479,428
Electrical Equipment - 1.3%
Acuity Brands, Inc.	83,831	20,815,237
Aichi Electric Co. Ltd.	35,151	904,038
AQ Group AB	101,251	5,815,749
Chiyoda Integre Co. Ltd.	41,462	732,910
GrafTech International Ltd.	2,367,954	4,072,881
Hammond Power Solutions, Inc. Class A	15,890	1,331,544
Korea Electric Terminal Co. Ltd.	59,986	2,774,202
nVent Electric PLC	70,861	5,106,952
Sensata Technologies, Inc. PLC	50,899	1,949,941
TKH Group NV (bearer) (depositary receipt)	124,165	5,374,561
Vitzrocell Co. Ltd.	12,100	150,915
		49,028,930
Ground Transportation - 0.6%
Alps Logistics Co. Ltd.	278,526	5,652,955
Sakai Moving Service Co. Ltd.	320,067	5,634,067
Stef SA	30,285	4,111,123
Universal Logistics Holdings, Inc.	188,782	8,434,780
		23,832,925
Industrial Conglomerates - 0.5%
DCC PLC (United Kingdom)	242,466	16,618,091
Mytilineos SA	83,834	3,417,664
		20,035,755
Machinery - 3.5%
Aalberts Industries NV	598,390	28,685,993
Allison Transmission Holdings, Inc.	9,707	713,950
Beijer Alma AB (B Shares)	201,820	3,845,795
Crane Co.	86,531	12,115,205
Daiwa Industries Ltd.	105,359	1,070,449
EnPro Industries, Inc.	57,482	8,629,773
ESAB Corp.	92,711	9,816,241
Estic Corp.	46,317	275,804
Haitian International Holdings Ltd.	959,741	3,125,732
Hillenbrand, Inc.	423,013	20,186,180
Hosokawa Micron Corp.	13,585	379,714
Hy-Lok Corp.	11,000	214,638
Hyster-Yale Materials Handling, Inc. Class A	5,663	331,682
ITT, Inc.	73,382	9,491,228
JOST Werke AG (c)	9,417	455,257
Luxfer Holdings PLC sponsored	90,177	868,405
Miller Industries, Inc.	39,040	1,901,638
Mincon Group PLC	208,629	104,645
Nadex Co. Ltd.	88,703	599,740
Precision Tsugami China Corp. Ltd.	128,461	150,858
Semperit AG Holding	7,487	92,845
Shinwa Co. Ltd.	12,051	214,343
SIMPAC, Inc.	127,420	384,803
Stabilus Se	8,853	549,869
Takamatsu Machinery Co. Ltd.	13,066	42,811
Takeuchi Manufacturing Co. Ltd.	65,715	2,492,782
Terex Corp.	168,845	9,463,762
Timken Co.	102,299	9,127,117
TK Group Holdings Ltd.	932,116	180,360
Tocalo Co. Ltd.	272,367	3,138,512
Trinity Industrial Corp.	139,204	1,047,092
Yamada Corp.	7,680	281,525
		129,978,748
Marine Transportation - 0.1%
Irish Continental Group PLC unit	86,726	464,621
SITC International Holdings Co. Ltd. (b)	964,362	2,091,311
		2,555,932
Passenger Airlines - 0.1%
Jet2 PLC	204,688	3,672,827
Professional Services - 3.0%
Altech Corp.	41,183	717,317
Artner Co. Ltd.	28,500	392,585
Barrett Business Services, Inc.	14,137	1,717,646
CACI International, Inc. Class A (a)	43,235	17,390,414
Careerlink Co. Ltd.	21,581	342,144
Concentrix Corp.	244,715	13,378,569
Creek & River Co. Ltd.	1,811	19,012
E-Credible Co. Ltd.	27,075	252,504
Gakujo Co. Ltd. (b)	33,977	374,980
Genpact Ltd.	601,103	18,477,906
Hito Communications Holdings, Inc.	21,807	138,714
HRnetgroup Ltd.	550,661	288,281
IFIS Japan Ltd.	22,410	86,603
KBR, Inc.	305,120	19,814,493
Leidos Holdings, Inc.	5,046	707,550
Maximus, Inc.	202,050	16,220,574
Multiconsult A/S (c)	1,600	20,309
Open Up Group, Inc.	12,200	154,548
Persol Holdings Co. Ltd.	1,338,085	1,850,986
Quick Co. Ltd.	129,072	1,906,608
Science Applications International Corp.	50,212	6,462,284
Synergie SA	14,943	572,503
Verra Mobility Corp. (a)	381,982	9,007,136
WDB Holdings Co. Ltd.	104,244	1,492,670
Will Group, Inc.	128,806	879,061
Wilmington PLC	216,628	990,716
		113,656,113
Trading Companies & Distributors - 3.1%
AerCap Holdings NV (a)	31,824	2,688,810
Alconix Corp.	108,523	945,738
Alligo AB (B Shares)	28,808	338,782
Beacon Roofing Supply, Inc. (a)	124,643	12,281,075
Bergman & Beving AB (B Shares)	49,106	995,898
Bossard Holding AG	9,260	2,115,420
Chori Co. Ltd.	131,423	2,932,434
Core & Main, Inc. (a)	323,853	18,287,979
Ferguson PLC	61,982	13,010,022
Global Industrial Co.	169,357	6,521,938
Goodfellow, Inc.	126,281	1,369,539
Green Cross Co. Ltd.	58,198	435,346
Horizon Construction Development Ltd.	4,285	1,075
Inaba Denki Sangyo Co. Ltd.	45,614	1,064,200
Itochu Corp.	373,492	16,850,007
Kamei Corp.	20,249	260,747
KS Energy Services Ltd. (d)	921,857	7
Lumax International Corp. Ltd.	148,200	493,878
Mitani Shoji Co. Ltd.	375,675	3,964,637
Momentum Group Komponenter & Tjanster AB	221,813	2,781,619
Parker Corp.	201,065	1,228,975
Richelieu Hardware Ltd.	86,576	2,443,234
RS GROUP PLC	1,162,777	10,708,227
Sanyo Trading Co. Ltd.	15,557	147,475
Senshu Electric Co. Ltd.	159,683	5,564,647
Thermador Groupe SA	3,166	270,300
Totech Corp.	346,337	6,849,403
Yamazen Co. Ltd.	16,191	142,197
Yuasa Trading Co. Ltd.	56,308	2,057,651
		116,751,260
Transportation Infrastructure - 0.1%
Athens International Airport SA	83,748	742,713
Daito Koun Co. Ltd.	2,317	11,274
Isewan Terminal Service Co. Ltd.	47,990	233,050
Qingdao Port International Co. Ltd. (H Shares) (c)	2,341,563	1,532,996
		2,520,033
TOTAL INDUSTRIALS		625,633,326
INFORMATION TECHNOLOGY - 13.9%
Electronic Equipment, Instruments & Components - 6.5%
Advanced Energy Industries, Inc.	151,927	14,560,684
Belden, Inc.	149,805	12,174,652
CDW Corp.	72,467	17,526,869
Crane NXT Co.	297,800	18,109,218
Daiwabo Holdings Co. Ltd.	181,914	3,159,860
Dexerials Corp.	76,090	2,850,076
Flex Ltd. (a)	283,750	8,129,438
FLEXium Interconnect, Inc.	64,700	180,873
Hon Hai Precision Industry Co. Ltd. (Foxconn)	2,304,900	10,952,623
IDIS Holdings Co. Ltd.	66,049	488,474
Insight Enterprises, Inc. (a)	85,216	15,557,885
Jabil, Inc.	99,389	11,664,293
Kingboard Chemical Holdings Ltd.	8,329,660	18,306,729
Makus, Inc.	69,400	612,831
Maruwa Ceramic Co. Ltd.	10,188	2,146,895
Methode Electronics, Inc. Class A	298,258	3,635,765
Nippo Ltd.	79,046	987,521
PAX Global Technology Ltd.	6,888,554	5,763,498
Redington (India) Ltd.	4,041,522	10,563,873
Riken Keiki Co. Ltd.	32,381	792,321
SAMT Co. Ltd.	8,500	22,434
Shibaura Electronics Co. Ltd.	55,441	2,146,435
Simplo Technology Co. Ltd.	956,000	12,743,883
Strix Group PLC	370,758	358,116
TD SYNNEX Corp.	277,923	32,750,446
Test Research, Inc.	16,000	51,784
Thinking Electronic Industries Co. Ltd.	569,900	2,745,784
Tripod Technology Corp.	504,000	3,017,985
Vontier Corp.	515,870	20,959,798
VSTECS Holdings Ltd.	11,640,854	7,412,548
Yageo Corp.	175,000	3,332,103
		243,705,694
IT Services - 2.4%
ALTEN	14,838	1,752,947
Amdocs Ltd.	378,630	31,801,134
Argo Graphics, Inc.	104,331	2,676,484
Asahi Intelligence Service Co.	4,260	36,128
Avant Group Corp.	28,364	231,066
CDS Co. Ltd.	10,864	122,950
Cognizant Technology Solutions Corp. Class A	300,348	19,726,857
Densan System Holdings Co. Ltd.	18,679	328,577
Dimerco Data System Corp.	177,318	699,139
DTS Corp.	86,515	2,360,191
Econocom Group SA	581,791	1,365,952
Exclusive Networks SA (a)	58,893	1,257,012
Future Corp.	45,845	462,501
Gabia, Inc.	97,100	1,243,159
Himacs Ltd.	3,356	29,463
Indra Sistemas SA	443,324	8,530,270
Information Planning Co.	14,781	358,706
Know IT AB (b)	46,571	604,302
Neurones	8,686	413,429
Pole To Win Holdings, Inc.	30,398	95,636
Sopra Steria Group	48,807	10,729,887
TDC Soft, Inc.	134,550	986,246
TIS, Inc.	94,532	2,018,880
		87,830,916
Semiconductors & Semiconductor Equipment - 2.7%
ASMPT Ltd.	265,497	3,299,512
Diodes, Inc. (a)	54,415	3,972,839
Japan Material Co. Ltd.	11,166	157,530
Machvision, Inc.	22,000	313,811
Melexis NV	12,276	1,032,355
Micron Technology, Inc.	108,358	12,240,120
MKS Instruments, Inc.	174,134	20,718,463
Novatek Microelectronics Corp.	10,000	188,616
Parade Technologies Ltd.	69,000	1,563,693
Powertech Technology, Inc.	1,368,000	7,272,151
Renesas Electronics Corp.	575,431	9,342,555
Skyworks Solutions, Inc.	145,990	15,561,074
Sumco Corp.	273,177	4,073,975
Systems Technology, Inc.	24,400	621,147
Taiwan Semiconductor Manufacturing Co. Ltd.	511,000	12,213,511
Topco Scientific Co. Ltd.	1,071,031	8,172,009
		100,743,361
Software - 0.3%
Cresco Ltd.	78,235	993,713
Focus Systems Corp.	29,511	227,914
Fukui Computer Holdings, Inc.	24,663	384,316
Hecto Innovation Co. Ltd.	71,300	680,681
Justsystems Corp.	12,422	216,374
KSK Co., Ltd.	80,938	1,756,531
Linedata Services	2,168	171,676
NetGem SA	51,060	50,895
NSW, Inc.	21,782	411,411
Open Text Corp.	191,751	6,770,796
Pro-Ship, Inc.	70,205	617,019
System Research Co. Ltd.	32,245	320,586
		12,601,912
Technology Hardware, Storage & Peripherals - 2.0%
Dell Technologies, Inc.	83,852	10,451,313
Elecom Co. Ltd.	68,196	645,375
MCJ Co. Ltd.	332,110	2,899,174
Samsung Electronics Co. Ltd.	260,250	14,425,924
Seagate Technology Holdings PLC	522,017	44,846,480
TSC Auto ID Technology Corp.	360,046	2,504,865
		75,773,131
TOTAL INFORMATION TECHNOLOGY		520,655,014
MATERIALS - 5.2%
Chemicals - 2.6%
Axalta Coating Systems Ltd. (a)	543,249	17,079,749
C. Uyemura & Co. Ltd.	106,712	6,985,004
Celanese Corp. Class A	104,717	16,085,578
EcoGreen International Group Ltd. (a)(d)	6,045,400	367,081
Element Solutions, Inc.	573,741	13,270,629
Huntsman Corp.	184,315	4,397,756
Jcu Corp.	44,052	1,051,721
LyondellBasell Industries NV Class A	271,755	27,167,347
Miwon Commercial Co. Ltd.	2,800	389,992
Muto Seiko Co. Ltd.	24,779	294,539
Scientex Bhd	9,800	8,618
Soulbrain Co. Ltd.	11,200	2,411,113
Tronox Holdings PLC	438,615	7,452,069
Yip's Chemical Holdings Ltd.	2,572,913	507,731
		97,468,927
Construction Materials - 0.9%
Buzzi SpA	58,798	2,124,689
Eagle Materials, Inc.	52,245	13,098,344
GCC S.A.B. de CV	40,741	463,709
Mitani Sekisan Co. Ltd.	127,383	4,668,660
RHI Magnesita NV	33,833	1,530,392
SigmaRoc PLC (a)	3,333,162	2,715,549
Vertex Corp.	3,516	39,106
Wienerberger AG	250,698	8,978,807
		33,619,256
Containers & Packaging - 0.8%
Chuoh Pack Industry Co. Ltd.	46,985	434,895
Corticeira Amorim SGPS SA	216,370	2,212,118
Groupe Guillin SA	47,811	1,456,732
Kohsoku Corp.	207,558	2,880,031
Mayr-Melnhof Karton AG	28,580	3,422,165
Packaging Corp. of America	74,036	12,806,747
Silgan Holdings, Inc.	41,383	1,930,931
The Pack Corp.	175,011	4,064,483
		29,208,102
Metals & Mining - 0.5%
Boliden AB (b)	18,633	622,374
CK-SAN-ETSU Co. Ltd.	4,391	110,236
Hill & Smith Holdings PLC	79,017	1,866,105
PRL Global Ltd.	34,677	26,468
Tokyo Tekko Co. Ltd.	30,485	889,786
Warrior Metropolitan Coal, Inc.	220,232	15,052,857
		18,567,826
Paper & Forest Products - 0.4%
Miquel y Costas & Miquel SA	59,417	729,213
Stella-Jones, Inc.	254,690	14,796,866
Sylvamo Corp.	7,700	481,250
Western Forest Products, Inc.	437,209	171,498
		16,178,827
TOTAL MATERIALS		195,042,938
REAL ESTATE - 1.0%
Equity Real Estate Investment Trusts (REITs) - 0.1%
Mapletree Industrial (REIT)	609,722	1,009,600
Mid-America Apartment Communities, Inc.	26,192	3,404,960
		4,414,560
Real Estate Management & Development - 0.9%
Branicks Group AG (b)	149,123	262,588
Instone Real Estate Group BV (c)	141,277	1,307,183
Jones Lang LaSalle, Inc. (a)	104,051	18,802,016
LSL Property Services PLC	190,181	708,169
Real Matters, Inc. (a)	519,174	1,938,441
Relo Group, Inc.	23,970	208,362
Robinsons Land Corp.	3,823,641	1,031,492
Savills PLC	571,577	7,727,796
Selvaag Bolig ASA	61,803	195,560
Servcorp Ltd.	105,899	279,016
Tejon Ranch Co. (a)	58,807	986,781
		33,447,404
TOTAL REAL ESTATE		37,861,964
UTILITIES - 1.9%
Electric Utilities - 1.7%
Kansai Electric Power Co., Inc.	377,613	5,656,424
PG&E Corp.	3,288,482	56,265,927
Power Grid Corp. of India Ltd.	5,733	20,672
Southern Co.	13,500	992,250
		62,935,273
Gas Utilities - 0.1%
China Resource Gas Group Ltd.	611,341	1,921,428
Independent Power and Renewable Electricity Producers - 0.1%
Mega First Corp. Bhd	4,501,400	4,402,472
TOTAL UTILITIES		69,259,173
TOTAL COMMON STOCKS (Cost $3,018,883,769)		3,669,479,704

Nonconvertible Bonds - 0.0%
	Principal Amount (e)	Value ($)
ENERGY - 0.0%
Energy Equipment & Services - 0.0%
Bristow Group, Inc. 6.25% (d)(f) (Cost $0)	388,666	0

Money Market Funds - 2.1%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (g)	59,937,050	59,949,037
Fidelity Securities Lending Cash Central Fund 5.39% (g)(h)	19,126,742	19,128,654
TOTAL MONEY MARKET FUNDS (Cost $79,078,907)		79,077,691

TOTAL INVESTMENT IN SECURITIES - 100.3% (Cost $3,097,962,676)	3,748,557,395
NET OTHER ASSETS (LIABILITIES) - (0.3)%	(10,336,752)
NET ASSETS - 100.0%	3,738,220,643

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $9,271,897 or 0.2% of net assets.

(d)	Level 3 security
(e)	Amount is stated in United States dollars unless otherwise noted.
(f)	Non-income producing - Security is in default.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	109,033,357	712,086,050	761,166,848	4,024,107	(2,305)	(1,217)	59,949,037	0.1%
Fidelity Securities Lending Cash Central Fund 5.39%	33,475,452	401,406,539	415,753,337	84,952	-	-	19,128,654	0.1%
Total	142,508,809	1,113,492,589	1,176,920,185	4,109,059	(2,305)	(1,217)	79,077,691

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Nonconvertible Bonds are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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